Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity File Number	001-39766
Entity Registrant Name	ORLA MINING LTD.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1040
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Suite 202, 595 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2T5
Entity Address, Country	CA
City Area Code	604
Local Phone Number	564-1852
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	ORLA
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	247,599,954
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity EX Transition Period	false
Icfr Auditor Attestation Flag	false
Entity Central Index Key	0001680056
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Auditor Name	Ernst & Young LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1263
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System